Investments (Tables)	12 Months Ended
Mar. 31, 2021
Summary of Allowances for Available for sale debt Securities
Allowances for Available for sale debt Securities as of March 31, 2021 are as follows:

As of March 31, 2021
	Allowance for credit losses, beginning of the period		Write-offs		Addition to allowance for credit losses		Allowance for credit losses, end of the period
(In millions)
Government of India securities	Rs.	—	Rs.	—	Rs.	—	Rs.	—
State government securities		—		—		—		—
Government securities outside India		—		—		—		—
Credit substitutes		—		—		2,915.1		2,915.1
Other corporate/financial institution bonds		—		—		—		—
Debt securities, other than asset and mortgage backed securities		—		—		—		—
Mortgage-backed securities		—		—		—		—
Asset-backed securities		—		—		—		—
Other securities (including mutual fund units)		—		—		—		—

Total	Rs.	—	Rs.	—	Rs.	2,915.1	Rs.	2,915.1

Total	US$	—	US$	—	US$	39.9	US$	39.9

Credit Substitutes
Available for Sale Securities Amortized Cost and Fair Value	The fair values of credit substitutes by type of instrument as of March 31, 2020 and March 31, 2021 were as follows:

	As of March 31,
	2020				2021
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(In millions)
Available for sale credit substitute debt securities:
Debentures	Rs.	236,717.2	Rs.	237,980.3	Rs.	524,448.4	Rs.	537,472.8
Commercial pape r		124,024.3		124,393.4		9,778.7		9,804.1

Total	Rs.	360,741.5	Rs.	362,373.7	Rs.	534,227.1	Rs.	547,276.9

					US$	7,304.2	US$	7,482.6

Held for Trading
Portfolio of Trading Securities or Held for Trading Securities Amortized Cost Fair Value
The portfolio of trading securities as of March 31, 2020 and March 31, 2021 was as follows:

	As of March 31, 2020
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	207,131.4	Rs.	592.9	Rs.	17.2	Rs.	207,707.1
Other corporate/financial institution securities		4,495.9		7.1		32.5		4,470.5

Total debt securities	Rs.	211,627.3	Rs.	600.0	Rs.	49.7	Rs.	212,177.6
Other securities (including mutual fund units)		92,683.9		101.4		—		92,785.3

Total	Rs.	304,311.2	Rs.	701.4	Rs.	49.7	Rs.	304,962.9

	As of March 31, 2021
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	15,076.0	Rs.	85.8	Rs.	2.6	Rs.	15,159.2
Other corporate/financial institution securities		34,803.9		43.3		0.4		34,846.8

Total debt securities	Rs.	49,879.9	Rs.	129.1	Rs.	3.0	Rs.	50,006.0
Other securities (including mutual fund units)		52,912.2		110.9		3,408.9		49,614.2

Total	Rs.	102,792.1	Rs.	240.0	Rs.	3,411.9	Rs.	99,620.2

Total	US$	1,405.3	US$	3.3	US$	46.6	US$	1,362.0

Available-for-Sale Debt Securities
Available for Sale Securities Amortized Cost and Fair Value
The portfolio of available for sale debt securities as of March 31, 2020 and March 31, 2021 was as follows:

	As of March 31, 2020
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	2,637,464.4	Rs.	52,630.0	Rs.	1,491.6	Rs.	2,688,602.8
State government securities		177,055.9		11,337.7		—		188,393.6
Government securities outside India		8,367.0		48.4		—		8,415.4
Credit substitutes (see note 7)		360,741.5		2,309.5		677.3		362,373.7
Other corporate/financial institution bonds		29,710.9		212.8		409.6		29,514.1
Debt securities, other than asset and mortgage-backed securities		3,213,339.7		66,538.4		2,578.5		3,277,299.6
Mortgage-backed securities		37.3		0.8		—		38.1
Asset-backed securities		125,931.2		1,746.0		150.0		127,527.2
Other securities (including mutual fund units)		1,424.1		0.2		—		1,424.3
Total	Rs.	3,340,732.3	Rs.	68,285.4	Rs.	2,728.5	Rs.	3,406,289.2
Securities with gross unrealized losses							Rs.	300,932.1
Securities with gross unrealized gains								3,105,357.1
							Rs.	3,406,289.2

	As of March 31, 2021
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	3,159,905.2	Rs.	31,824.6	Rs.	20,225.8	Rs.	3,171,504.0
State government securities		348,067.7		7,373.7		2,669.6		352,771.8
Government securities outside India		5,932.2		3.8		—		5,936.0
Credit substitutes (see note 7)		534,227.1		13,423.1		373.3		547,276.9
Other corporate/financial institution bonds		36,419.0		352.5		12.3		36,759.2
Debt securities, other than asset and mortgage-backed securities		4,084,551.2		52,977.7		23,281.0		4,114,247.9
Mortgage-backed securities		30.5		1.8		—		32.3
Asset backed securities		157,399.9		4,081.5		311.7		161,169.7
Total	Rs.	4,241,981.6	Rs.	57,061.0	Rs.	23,592.7	Rs.	4,275,449.9
Total	US$	57,998.1	US$	780.2	US$	322.6	US$	58,455.7
Securities with gross unrealized losses							Rs.	1,162,099.9
Securities with gross unrealized gain s								3,113,350.0
							Rs.	4,275,449.9
							US$	58,455.7

Unrealized loss position investments
The gross unrealized losses and fair value of available for sale debt securities at March 31, 2020 was as follows:

	As of March 31, 2020
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)

Government of India securities	Rs.	24,492.8	Rs.	69.8	Rs.	158,735.8	Rs.	1,421.8	Rs.	183,228.6	Rs.	1,491.6
State government securities		—		—		—		—		—		—
Government securities outside India		—		—		—		—		—		—
Credit substitutes (see note 7)		38,039.9		481.2		18,680.4		196.1		56,720.3		677.3
Other corporate/financial institution bonds		18,626.2		409.6		—		—		18,626.2		409.6
Debt securities, other than asset and mortgage-backed securities		81,158.9		960.6		177,416.2		1,617.9		258,575.1		2,578.5
Mortgage-backed securities		—		—		—		—		—		—
Asset-backed securities		41,510.7		144.7		846.3		5.3		42,357.0		150.0
Other securities (including mutual fund units)		—		—		—		—		—		—
Total	Rs.	122,669.6	Rs.	1,105.3	Rs.	178,262.5	Rs.	1,623.2	Rs.	300,932.1	Rs.	2,728.5

The gross unrealized losses and fair value of available for sale debt securities at March 31, 2021 was as follows:

	As of March 31, 2021
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)
Government of India securities	Rs.	930,710.0	Rs.	20,224.7	Rs.	98.2	Rs.	1.1	Rs.	930,808.2	Rs.	20,225.8
State government securities		133,639.8		2,669.6		—		—		133,639.8		2,669.6
Government securities outside India		—		—		—		—		—		—
Credit substitutes (see note 7)		43,455.7		373.3		—		—		43,455.7		373.3
Other corporate/financial institution bonds		4,957.2		12.3		—		—		4,957.2		12.3
Debt securities, other than asset and mortgage-backed securities		1,112,762.7		23,279.9		98.2		1.1		1,112,860.9		23,281.0
Mortgage-backed securities		—		—		—		—		—		—
Asset-backed securities		49,239.0		311.7		—		—		49,239.0		311.7
Other securities (including mutual fund units)		—		—		—		—		—		—
Total	Rs.	1,162,001.7	Rs.	23,591.6	Rs.	98.2	Rs.	1.1	Rs.	1,162,099.9	Rs.	23,592.7
Total	US$	15,887.4	US$	322.6	US$	1.3	US$	—	US$	15,888.7	US$	322.6

Debt securities, other than asset and mortgage-backed securities | Available-for-Sale Debt Securities
Investments Classified by Contractual Maturity Date
The contractual residual maturity of available for sale debt securities other than asset and mortgage-backed securities as of March 31, 2021 is set out below:

	As of March 31, 2021
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	847,885.7	Rs.	849,275.7	US$	11,611.6
Over one year through five years		1,362,628.4		1,388,323.5		18,981.7
Over five years through ten years		1,133,763.6		1,145,349.2		15,659.7
Over ten years		740,273.5		731,299.5		9,998.6

Total	Rs.	4,084,551.2	Rs.	4,114,247.9	US$	56,251.6

Asset and Mortgage Backed Securities | Available-for-Sale Debt Securities
Investments Classified by Contractual Maturity Date
The contractual residual maturity of available for sale mortgage-backed and asset-backed debt securities as of March 31, 2021 is set out below:

	As of March 31, 2021
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	64,729.1	Rs.	66,238.6	US$	905.6
Over one year through five years		89,730.9		91,976.6		1,257.5
Over five years through ten years		1,127.6		1,135.9		15.5
Over ten years		1,842.8		1,850.9		25.3

Total	Rs.	157,430.4	Rs.	161,202.0	US$	2,203.9

Realized Investment Gains Losses Net
Gross realized gains and gross realized losses from sale of available for sale debt securities and dividends and interest on such securities are set out below:

	Fiscal year ended March 31,
	2019		2020		2021		2021
	(In millions)
Gross realized gains on sale	Rs.	3,788.1	Rs.	26,128.1	Rs.	56,439.4	US$	771.8
Gross realized losses on sale		(1,192.1)		(301.9)		(514.2)		(7.2)

Realized gains (losses), net		2,596.0		25,826.2		55,925.2		764.6
Dividends and interest		190,992.5		198,383.2		226,690.9		3,099.4

Total	Rs.	193,588.5	Rs.	224,209.4	Rs.	282,616.1	US$	3,864.0